Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	ABVC BIOPHARMA, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Post-Effective Amendment No. 3”) to the Registration Statement on Form S-1 (File No. 333-250899), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 23, 2020 (collectively, the “Registration Statement”), is being filed as an exhibits-only filing to correct the date reference in Exhibit 23.2 from March 15, 2021 to March 31, 2022. Accordingly, this amendment consists only of the facing page, this explanatory note, Item 16(a) of Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibits. The remainder of the Registration Statement is unchanged and has therefore been omitted.No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were previously paid.
Entity Central Index Key	0001173313
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Mar. 31, 2022
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV